Schedule of Future Lease Payments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 229,359	€ 440	€ 273	€ 10,785
Other payables long term [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 384,072,000
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Number of vehicles	16
Not later than one year [member] | Other payables long term [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 154,040,000
Later than one not later than two year [member]
IfrsStatementLineItems [Line Items]
Number of vehicles	14
Later than one not later than two year [member] | Other payables long term [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 124,099,000
Later than two not later than three year [member]
IfrsStatementLineItems [Line Items]
Number of vehicles	8
Later than two not later than three year [member] | Other payables long term [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 70,553,000
Later than three not later than four year [member]
IfrsStatementLineItems [Line Items]
Number of vehicles	5
Later than three not later than four year [member] | Other payables long term [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 35,380,000